PROPERTIES - 2015 Acquisitions and Other (Narrative) (Detail 1) $ in Thousands, shares in Millions			3 Months Ended									12 Months Ended
	May 01, 2015 USD ($) Bed Care_home	Apr. 01, 2015 USD ($) Facility Property State Mortgage Operator Lease shares	Dec. 31, 2015 USD ($) State Operator	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) State	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Property State Operator		Dec. 31, 2014 USD ($) Property State	Dec. 31, 2013 USD ($)
Real Estate Properties [Line Items]
Revenues			$ 210,512		$ 201,974	$ 197,711	$ 133,420	$ 131,321	$ 130,665	$ 121,800	$ 121,001	$ 743,617		$ 504,787	$ 418,714
Net income available to common stockholders			$ 60,642		79,402	41,428	$ 43,052	$ 56,990	$ 61,713	$ 46,817	$ 55,829	224,524		221,349	172,521
Acquisition related expenses												57,525		3,948	245
Rental income												$ 605,991		$ 388,443	$ 375,135
Number of properties acquired | Property												4	[1]	3
Number of states | State			42					38				42		38
Number of operators | Operator			83									83
Increase in goodwill			$ 645,683	$ 554,749	$ 554,749	543,093						$ 645,683
Aviv REIT, Inc | Merger Agreement
Real Estate Properties [Line Items]
Revenues												188,400
Acquisition related expenses												52,100
Contingent liability assumed in accrued expenses and other liabilities			67,300									67,300
Conversion ratio of shares		0.90
Number of shares and units issued | shares		43.7
Number of properties acquired | Property		342
Number of facilities subject to direct financing leases | Lease		2
Number of mortgage facilities | Mortgage		2
Number of states | State		31
Number of operators | Operator		38
Fair value of consideration		$ 3,908,528
Fair value of increase in assets			8,200
Fair value of increase in liability			105,500
Increase in goodwill		$ 630,404	79,000									79,000
Fair value of increase in rental income			$ 8,200	$ 2,700		$ 2,700
Aviv REIT, Inc | Merger Agreement | Medical office building
Real Estate Properties [Line Items]
Number of properties acquired | Facility		1
Care Homes
Real Estate Properties [Line Items]
Acquisition related expenses												3,200
Number of care homes located in the United Kingdom | Care_home	23
Number of registered beds | Bed	1,018
Master lease agreement term	12 years
Percentage of initial annual cash yield	7.00%
Percentage of annual escalators	2.50%
Purchase price of beds acquired paid in cash	$ 193,800
Rental income												9,500
Care Homes | Land
Real Estate Properties [Line Items]
Purchase price of beds acquired paid in cash	20,700
Care Homes | Buildings and site improvements
Real Estate Properties [Line Items]
Purchase price of beds acquired paid in cash	152,100
Care Homes | Furniture and fixtures
Real Estate Properties [Line Items]
Purchase price of beds acquired paid in cash	5,300
Care Homes | Goodwill
Real Estate Properties [Line Items]
Purchase price of beds acquired paid in cash	$ 15,700
2015 Acquisitions and Other
Real Estate Properties [Line Items]
Revenues												4,900
Net income available to common stockholders												2,300
Acquisition related expenses												2,200
Purchase price of beds acquired paid in cash												228,700
2015 Acquisitions and Other | Land
Real Estate Properties [Line Items]
Purchase price of beds acquired paid in cash												122,000
2015 Acquisitions and Other | Buildings and site improvements
Real Estate Properties [Line Items]
Purchase price of beds acquired paid in cash												98,600
2015 Acquisitions and Other | Furniture and fixtures
Real Estate Properties [Line Items]
Purchase price of beds acquired paid in cash												$ 8,100

[1]	In 2015, we recorded a $3.0 million impairment charge on a SNF in New Mexico to reduce its net book value to its estimated fair value less costs to sell.